Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Deposits [Table Text Block]
The following table details the composition of deposits and the related percentage mix of total deposits, respectively:

(dollars in thousands)	March 31, 2015		December 31, 2014
		% of		% of
	Amount	Total	Amount	Total
Noninterest-bearing demand	$137,287	24%	$142,727	26%
Interest-bearing checking	46,449	8	49,988	9
Money market accounts	142,066	24	140,426	25
Savings	34,312	6	31,354	6
Certificates of deposit $100,000 and over	148,718	26	108,904	19
Certificates of deposit under $100,000	71,823	12	80,640	15
Total deposits	$580,655	100%	$554,039	100%

The following table details the composition of deposits and the related percentage mix of total deposits, respectively:

	December 31,
(dollars in thousands)	2014			2013
			Weighted			Weighted
		% of	Average		% of	Average
	Amount	Total	Rate	Amount	Total	Rate
Noninterest-bearing demand	$142,727	26%	-%	$89,759	23%	-%
Interest-bearing checking	49,988	9	0.24	31,443	8	0.27
Money market accounts	140,426	25	0.47	96,365	25	0.40
Savings	31,354	6	0.19	12,496	3	0.34
Certificates of deposit $100,000 and over	108,904	19	1.20	110,516	29	1.20
Certificates of deposit under $100,000	80,640	15	0.52	48,370	12	0.72
Total deposits	$554,039	100%	0.61%	$388,949	100%	0.67%

Schedule of Maturities Time Deposits [Table Text Block]
The following table presents the maturity schedule for time deposits maturing within years ending December 31:

(in thousands)
2015	$105,894
2016	55,306
2017	15,938
2018	7,186
2019	5,136
After	84
Total time deposits	$189,544

Schedule Of Interest Expense On Deposits [Table Text Block]
Interest expense on deposits for the twelve months ended December 31, 2014, December 31, 2014 and December 31, 2013 was as follows:

	December 31,
(in thousands)	2014	2013	2012
Interest-bearing checking	$83	$69	$64
Savings and money market	581	368	422
Certificates of deposit $100,000 and over	917	719	762
Certificates of deposit under $100,000	498	500	530
Total	$2,079	$1,656	$1,778